Prepaid expenses - Schedule of Prepaid Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Prepaid Expenses Abstract
Prepaid insurance	$ 681,515	$ 751,562
Prepaid real estate taxes	56,596	57,526
Prepaid health benefits	31,233	31,233
Other prepaid expenses	243,624	228,507
Total	$ 1,012,968	$ 1,068,828